Report Of The Directors Financial Review Risk Report - Trading/Non Trading VaR, 99% 1 Day (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 31.2	£ 60.0	£ 19.0
Trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.2		22.3
Trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	60.0		31.9
Trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14.2		17.3
Trading portfolios | Foreign exchange ('FX') and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7.5		4.5
Trading portfolios | Foreign exchange ('FX') and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10.0		7.1
Trading portfolios | Foreign exchange ('FX') and commodity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	21.5		19.3
Trading portfolios | Foreign exchange ('FX') and commodity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3.3		3.7
Trading portfolios | Interest rate ('IR')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	26.4		10.0
Trading portfolios | Interest rate ('IR') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15.3		12.8
Trading portfolios | Interest rate ('IR') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	49.2		26.7
Trading portfolios | Interest rate ('IR') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8.2		9.3
Trading portfolios | Equity ('EQ')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.6		10.5
Trading portfolios | Equity ('EQ') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11.7		10.2
Trading portfolios | Equity ('EQ') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17.1		14.9
Trading portfolios | Equity ('EQ') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.8		6.3
Trading portfolios | Credit Spread ('CS')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8.6		14.9
Trading portfolios | Credit Spread ('CS') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.0		12.6
Trading portfolios | Credit Spread ('CS') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	22.9		16.7
Trading portfolios | Credit Spread ('CS') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7.0		9.2
Trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(24.9)		(20.9)
Trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(22.8)		(20.4)
Non-trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	18.6		29.4
Non-trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	28.0		31.0
Non-trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	40.9		37.8
Non-trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17.8		22.5
Non-trading portfolios | Interest rate ('IR')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17.1		28.7
Non-trading portfolios | Interest rate ('IR') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	26.3		26.6
Non-trading portfolios | Interest rate ('IR') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	39.7		34.6
Non-trading portfolios | Interest rate ('IR') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.3		18.0
Non-trading portfolios | Credit Spread ('CS')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7.2		9.0
Non-trading portfolios | Credit Spread ('CS') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.7		10.0
Non-trading portfolios | Credit Spread ('CS') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11.9		12.7
Non-trading portfolios | Credit Spread ('CS') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4.2		7.2
Non-trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(5.6)		(8.4)
Non-trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ (5.0)		£ (5.6)